Note 3 - Acquisitions (Details Textual) $ in Thousands	1 Months Ended		4 Months Ended		8 Months Ended	9 Months Ended
	Oct. 31, 2019 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2020 USD ($)	Apr. 30, 2020 USD ($)	Aug. 21, 2020 USD ($)	Sep. 30, 2020
Payments to Acquire Oil and Gas Property and Equipment, Total			$ 1,200		$ 3,300
Number of Vertical Producing Properties Acquired						3
Number of Salt Water Disposal Wells Acquired						2
HighPeak Energy Assets II, LLC [Member] | Grenadier Acquisition [Member]
Payments to Acquire Businesses, Gross		$ 615,000
Business Combination, Escrow Deposit	$ 61,500
HPK, LP [Member] | Grenadier Acquisition [Member]
Payments to Acquire Businesses, Gross	30,750
Business Combination, Amount of Deposit Released from Escrow	30,750
Business Combination, Escrow Deposit Not Credited Toward Purchase Price	$ 15,000
Business Combination Terminated, Charge to Expense				$ 76,500